Debt - Schedule of Long-term Debt (Parenthetical) (Details)	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
1st Lien USD Term Loan
Schedule Of Debts [Line Items]
Long term debt, weighted average interest rate	3.90%	4.40%
1st Lien Euro Term Loan
Schedule Of Debts [Line Items]
Long term debt, weighted average interest rate	3.50%	3.50%
Second Lien USD Term Loan
Schedule Of Debts [Line Items]
Long term debt, weighted average interest rate		9.70%